Offsetting Financial Assets and Financial Liabilities - Summary of Recognized Financial Instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Offsetting Of Financial Assets [Line Items]
Financial assets, Gross amounts	$ 1,039,606	$ 772,186
Financial assets, Gross amounts set off	(21,863)	(4,358)
Financial assets, Net amounts presented	1,017,743	767,828
Financial liabilities, Gross amounts	629,261	428,809
Financial liabilities, Gross amounts set off	(21,863)	(16,312)
Financial liabilities, Net amounts presented	607,398	412,497
Cash and Cash Equivalents
Disclosure Of Offsetting Of Financial Assets [Line Items]
Financial assets, Gross amounts	536,160	468,092
Financial assets, Net amounts presented	536,160	468,092
Financial Assets at FVPL
Disclosure Of Offsetting Of Financial Assets [Line Items]
Financial assets, Gross amounts	104,387	1,295
Financial assets, Net amounts presented	104,387	1,295
Trade and Other Receivables
Disclosure Of Offsetting Of Financial Assets [Line Items]
Financial assets, Gross amounts	385,237	244,804
Financial assets, Gross amounts set off	(21,863)	(4,358)
Financial assets, Net amounts presented	363,374	240,446
Other Assets
Disclosure Of Offsetting Of Financial Assets [Line Items]
Financial assets, Gross amounts	11,782	56,789
Financial assets, Net amounts presented	11,782	56,789
Trade and Other Payables
Disclosure Of Offsetting Of Financial Assets [Line Items]
Financial liabilities, Gross amounts	624,356	424,186
Financial liabilities, Gross amounts set off	(21,863)	(16,312)
Financial liabilities, Net amounts presented	602,493	407,874
Lease Liabilities
Disclosure Of Offsetting Of Financial Assets [Line Items]
Financial liabilities, Gross amounts	3,957	4,079
Financial liabilities, Net amounts presented	3,957	4,079
Derivative Financial Instruments
Disclosure Of Offsetting Of Financial Assets [Line Items]
Financial assets, Gross amounts	2,040	1,206
Financial assets, Net amounts presented	2,040	1,206
Financial liabilities, Gross amounts	948	544
Financial liabilities, Net amounts presented	$ 948	$ 544